Share based compensation - Restricted Stock Unit Activity (Details) - shares	1 Months Ended						12 Months Ended
	Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2015		May 31, 2015	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)						525,210	1,402,980	525,210		373,700
Granted (in shares)	2,282,500	2,066,658			28,000		4,349,158	937,970		162,560
Settled (in shares)	(373,700)						(249,050)	0		0
Forfeited (in shares)							(316,364)	(60,200)		(11,050)
Outstanding at end of year (in shares)	5,186,724		1,402,980				5,186,724	1,402,980		525,210
North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Adjustment (in shares)							0
North Atlantic Drilling | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)						253,870	174,583	253,870		278,778
Granted (in shares)	152,000	118,653				109,219	270,653	1,587,719		0
Settled (in shares)	(278,778)						(20,837)	0		0
Adjustment (in shares)			(1,571,250)	[1]				(1,571,251)	[1]	0
Forfeited (in shares)							(10,697)	(95,755)		(24,908)
Outstanding at end of year (in shares)	413,702		174,583				413,702	174,583		253,870

[1]	Adjustment relates to NADL's reverse stock split in December 2015, as discussed above.